Air traffic liability and frequent flyer deferred revenue	12 Months Ended
Dec. 31, 2020
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Air traffic liability and frequent flyer deferred revenue

(22)	Air traffic liability and frequent flyer deferred revenue
The air traffic liability comprises the proceeds from the unused air ticket or the revenues corresponding to the unused portion of a ticket sold. The Group periodically evaluates this liability and any significant adjustment is recorded in the consolidated statements of comprehensive income. These adjustments are mainly due to differences between actual events and circumstances such as historical sales rates and customer travel patterns that may result in refunds, changes or expiration of tickets that change substantially from the estimates.
The balance as of December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019

Air traffic liability	$399,184	$337,363
Miles deferred revenue	162,013	187,931

Current	$561,197	$525,294

Miles deferred revenue	$290,802	$229,701

Non – current	$290,802	$229,701